Information Related to Derivative Amounts Recognized in Income (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 INR	Mar. 31, 2011 INR	Mar. 31, 2010 INR	Mar. 31, 2012 Interest rate derivatives USD ($)	Mar. 31, 2012 Interest rate derivatives INR	Mar. 31, 2011 Interest rate derivatives INR	Mar. 31, 2012 Forward rate agreements USD ($)	Mar. 31, 2012 Forward rate agreements INR	Mar. 31, 2011 Forward rate agreements INR	Mar. 31, 2012 Currency options USD ($)	Mar. 31, 2012 Currency options INR	Mar. 31, 2011 Currency options INR	Mar. 31, 2012 Currency swaps USD ($)	Mar. 31, 2012 Currency swaps INR	Mar. 31, 2011 Currency swaps INR	Mar. 31, 2012 Forward exchange contracts USD ($)	Mar. 31, 2012 Forward exchange contracts INR	Mar. 31, 2011 Forward exchange contracts INR
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives gain/(loss), net	$ 54.8	2,788.7	(3,873.8)	2,911.0	$ (14.1)	(715.9)	(1,815.4)	$ 0	(0.1)	(0.1)	$ 4.3	220.1	254.8	$ 16.2	823.3	(721.3)	$ 48.4	2,461.3	(1,591.8)